Segments - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,046,884	$ 1,023,864	$ 996,531	$ 963,738	$ 978,637	$ 907,404	$ 910,535	$ 952,395	$ 4,031,017	$ 3,748,971
Revenue											$ 2,767,476
Reimbursed revenue											233,574
Total revenue											3,001,050
Direct costs									1,484,258	1,333,812	1,302,983
Reimbursed costs									924,634	940,913	233,574
SG&A expenses									938,806	813,035	809,333
Recapitalization costs									0	0	114,766
Depreciation and amortization									264,830	258,974	279,066
Goodwill and long-lived asset impairments									1,284	29,626	43,459
Total operating costs and expenses									3,613,812	3,376,360	2,783,181
Income from operations	$ 113,276	$ 118,699	$ 97,511	$ 87,719	$ 101,646	$ 77,888	$ 99,791	$ 93,286	417,205	372,611	217,869
Operating Segments
Segment Reporting Information [Line Items]
Revenue									4,031,017	3,748,971
Revenue											2,767,476
Direct costs									1,470,024	1,323,029	1,288,694
Reimbursed costs									924,634	940,913	0
SG&A expenses									610,798	543,547	524,891
Income from operations									1,025,561	941,482	953,891
Operating Segments | Clinical Development Services
Segment Reporting Information [Line Items]
Revenue									3,354,163	3,182,870
Revenue											2,319,103
Direct costs									1,162,678	1,064,557	1,053,557
Reimbursed costs									845,580	876,617	0
SG&A expenses									529,425	475,242	464,794
Income from operations									816,480	766,454	800,752
Operating Segments | Laboratory Services
Segment Reporting Information [Line Items]
Revenue									676,854	566,101
Revenue											448,373
Direct costs									307,346	258,472	235,137
Reimbursed costs									79,054	64,296	0
SG&A expenses									81,373	68,305	60,097
Income from operations									209,081	175,028	153,139
Not Allocated to Segments
Segment Reporting Information [Line Items]
Direct costs									14,234	10,783	14,289
Reimbursed costs									0	0	233,574
SG&A expenses									328,008	269,488	284,442
Recapitalization costs									0	0	114,766
Depreciation and amortization									264,830	258,974	279,066
Goodwill and long-lived asset impairments									$ 1,284	$ 29,626	$ 43,459